                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
    OF REGISTERED MANAGEMENT INVESTMENT COMPANY

            Investment Company Act file number 811-22014

                         Pioneer Diversified High Income Trust
               (Exact name of registrant as specified in charter)

                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)

            Terrence J. Cullen, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 742-7825

Date of fiscal year end:  April 30

Date of reporting period:  January 31, 2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may
use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget
("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW,
Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

File the schedules as of the close of the reporting period as set forth in
ss. 210.12-12  12-14 of Regulation S-X [17 CFR 210.12-12  12-14]. The
schedules need not be audited.
Pioneer Diversified High
Income Trust

NQ | January 31, 2016

Ticker Symbol: HNW

Principal Amount USD ($)		Value

	ASSET BACKED SECURITIES - 1.5% of Net Assets
652,444(a)	Aircraft Finance Trust, Series 1999-1A, Class A1, 0.906%, 5/15/24 (144A)	$ 130,489
250,000	American Credit Acceptance Receivables Trust, Series 2014-2, Class D, 4.96%, 5/10/21 (144A)	252,862
200,000	Ascentium Equipment Receivables LLC, Series 2015-1A, Class E, 5.92%, 6/12/23 (144A)	199,671
81,268	Continental Airlines Pass Through Trust, Series 1998-1, Class B, 6.748%, 3/15/17	83,349
290,000(b)	GMAT Trust, Series 2013-1A, Class M, 5.0%, 11/25/43 (144A)	272,523
468,112(c)	GMAT Trust, Series 2015-1A, Class A1, 4.25%, 9/25/20 (144A)	465,959
212,298	Monty Parent Issuer LLC, Series 2013-LTR1, Class B, 4.25%, 11/20/28 (144A)	212,265
399,973(c)	VOLT XXXVII LLC, Series 2015-NP11, Class A2, 4.375%, 7/25/45 (144A)	381,322
	TOTAL ASSET BACKED SECURITIES
	(Cost $2,307,899)	$ 1,998,440
	COLLATERALIZED MORTGAGE OBLIGATIONS - 3.6% of Net Assets
375,000(a)	BAMLL Commercial Mortgage Securities Trust, Series 2014-INLD, Class F, 2.954%, 12/15/29 (144A)	$ 338,919
145,016(b)	Bear Stearns Commercial Mortgage Securities Trust, Series 2005-PWR7, Class B, 5.214%, 2/11/41	144,959
260,000(a)	CFCRE Mortgage Trust, Series 2015-RUM, Class E, 5.026%, 7/15/30 (144A)	252,110
500,000(b)	Citigroup Commercial Mortgage Trust, Series 2014-GC23, Class E, 3.208%, 7/10/47 (144A)	309,917
500,000(b)	COBALT CMBS Commercial Mortgage Trust, Series 2007-C3, Class C, 5.957%, 5/15/46	460,436
300,000(b)	COMM Mortgage Trust, Series 2007-C9, Class H, 5.989%, 12/10/49 (144A)	276,766
250,000(b)	COMM Mortgage Trust, Series 2012-CR2, Class E, 5.017%, 8/15/45 (144A)	233,356
500,000(a)	CSMC Trust, Series 2015-SAND, Class F, 5.126%, 8/15/30 (144A)	484,743
115,766(a)	EQTY Mezzanine Trust, Series 2014-INMZ, Class M, 5.174%, 5/8/31 (144A)	115,192
170,000(a)	EQTY Mortgage Trust, Series 2014-INNS, Class E, 3.874%, 5/8/31 (144A)	165,521
70,810	Global Mortgage Securitization, Ltd., Series 2004-A, Class B1, 5.25%, 11/25/32 (144A)	55,808
134,757	Global Mortgage Securitization, Ltd., Series 2005-A, Class B3, 5.25%, 4/25/32	99,864
132,145	Homeowner Assistance Program Reverse Mortgage Loan Trust, Series 2013-RM1, Class A, 4.0%, 5/26/53 (144A)	130,030
150,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2006-CB16, Class AJ, 5.623%, 5/12/45	144,430
550,000(a)	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2014-INN, Class E, 4.026%, 6/15/29 (144A)	540,428
495,227(b)	LB-UBS Commercial Mortgage Trust, Series 2006-C1, Class AJ, 5.276%, 2/15/41	493,174
500,000(b)	Morgan Stanley Capital I Trust, Series 2007-T25, Class AJ, 5.574%, 11/12/49	486,519
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
	(Cost $4,817,340)	$ 4,732,172

	SENIOR SECURED FLOATING RATE LOAN INTERESTS - 32.4% of Net Assets*(a)
	AUTOMOBILES & COMPONENTS - 2.8%
	Auto Parts & Equipment - 1.5%
494,987	Crowne Group LLC, First Lien Initial Term Loan, 6.0%, 9/30/20	$ 476,425
185,055	Federal-Mogul Corp., Tranche C Term Loan, 4.75%, 4/15/21	149,548
162,108	Key Safety Systems, Inc., Initial Term Loan, 4.75%, 8/29/21	157,549
252,727	MPG Holdco I, Inc., Initial Term Loan, 3.75%, 10/20/21	243,678
179,096	TI Group Automotive Systems LLC, Initial US Term Loan, 4.5%, 6/30/22	174,395
791,099	Tower Automotive Holdings USA LLC, Refinancing Term Loan, 4.0%, 4/23/20	759,455
		$ 1,961,050
	Automobile Manufacturers - 1.1%
1,432,500	Chrysler Group LLC, Term Loan B, 3.5%, 5/24/17	$ 1,426,730

Principal Amount USD ($)		Value
	Tires & Rubber - 0.2%
287,500	Goodyear Tire & Rubber Co., Second Lien Term Loan, 3.75%, 4/30/19	$ 288,174
	Total Automobiles & Components	$ 3,675,954

	CAPITAL GOODS - 4.4%
	Aerospace & Defense - 0.4%
121,966	TASC, Inc., First Lien Term Loan, 7.0%, 5/22/20	$ 121,152
232,628	Vencore, Inc. (fka SI Organization, Inc.), Initial First Lien Term Loan, 5.75%, 11/23/19	230,496
157,600	WP CPP Holdings LLC, Second Lien Term Loan B-1, 8.75%, 4/30/21	142,891
		$ 494,539
	Building Products - 1.4%
913,099	Builders FirstSource, Inc., Term Loan B, 6.0%, 7/29/22	$ 897,880
500,000	Quanex Building Products Corp., Initial Term Loan, 6.25%, 11/2/22	492,187
396,994	Unifrax Holding Co., New Term B Dollar Loan, 4.25%, 11/28/18	380,122
		$ 1,770,189
	Construction Machinery & Heavy Trucks - 0.3%
390,000	Navistar, Inc., Tranche B Term Loan, 6.5%, 8/7/20	$ 346,125
	Electrical Components & Equipment - 0.4%
516,855	WireCo WorldGroup, Inc., Term Loan, 6.0%, 2/15/17	$ 503,072
	Industrial Conglomerates - 0.8%
494,554	Doosan Infracore International, Inc. (Doosan Holdings Europe, Ltd.), Tranche B Term Loan, 4.5%, 5/28/21	$ 475,390
102,580	Faenza Acquisition GmbH (CeramTec Acquisition Corp.), Dollar Term B-3 Loan, 4.25%, 8/30/20	102,067
337,095	Faenza Acquisition GmbH (CeramTec Acquisition Corp.), Initial Dollar Term B-1 Loan, 4.25%, 8/30/20	335,410
35,118	Faenza Acquisition GmbH (CeramTec Acquisition Corp.), Initial Dollar Term B-2 Loan, 4.25%, 8/30/20	34,943
89,694	Filtration Group Corp., Initial Second Lien Term Loan, 8.25%, 11/22/21	87,153
10,632	Kleopatra Holdings 2 SCA, Initial German Borrower Dollar Term Loan, 5.0%, 4/28/20	10,614
24,879	Kleopatra Holdings 2 SCA, Initial US Borrower Dollar Term Loan, 5.0%, 4/28/20	24,837
		$ 1,070,414
	Industrial Machinery - 0.7%
498,750	NN, Inc., Initial Term Loan, 5.75%, 10/19/22	$ 491,269
473,787	Xerium Technologies, Inc., New Term Loan, 6.25%, 5/17/19	473,491
		$ 964,760
	Trading Companies & Distributors - 0.4%
299,013	AWAS Finance Luxembourg 2012 SA, Term Loan, 3.5%, 7/16/18	$ 299,013
284,593	WESCO Distribution, Inc., Tranche B-1 Loan, 3.75%, 12/12/19	284,771
		$ 583,784
	Total Capital Goods	$ 5,732,883

	COMMERCIAL & PROFESSIONAL SERVICES - 0.5%
	Environmental & Facilities Services - 0.3%
500,000	Granite Acquisition, Inc., Second Lien Term B Loan, 8.25%, 12/19/22	$ 388,333
	Security & Alarm Services - 0.2%
120,230	Monitronics International, Inc., 2013 Term Loan B, 4.25%, 3/23/18	$ 116,623
127,250	Protection One, Inc., 2012 Term Loan, 5.0%, 7/1/21	125,421
		$ 242,044
	Total Commercial & Professional Services	$ 630,377

	CONSUMER DURABLES & APPAREL - 0.3%
	Home Furnishings - 0.1%
72,361	Tempur Pedic International, Inc., New Term Loan B, 3.5%, 3/18/20	$ 72,282
	Leisure Products - 0.2%
300,000	Bombardier Recreational Products, Inc., Term B Loan, 3.75%, 1/30/19	$ 296,400
	Total Consumer Durables & Apparel	$ 368,682

	CONSUMER SERVICES - 1.6%
	Casinos & Gaming - 0.2%
297,000	Scientific Games International, Inc., Initial Term B-2 Loan, 6.0%, 10/1/21	$ 265,391
	Leisure Facilities - 0.1%
130,795	Fitness International LLC, Term B Loan, 5.5%, 7/1/20	$ 123,847

Principal Amount USD ($)		Value
	Restaurants - 0.7%
387,677	Landry's, Inc. (fka Landry's Restaurants, Inc.), Term Loan B, 4.0%, 4/24/18	$ 386,708
534,188	NPC International, Inc., Term Loan, 4.75%, 12/28/18	529,847
		$ 916,555
	Specialized Consumer Services - 0.6%
748,125	KC MergerSub, Inc., First Lien Initial Term Loan, 6.0%, 8/12/22	$ 738,773
	Total Consumer Services	$ 2,044,566

	DIVERSIFIED FINANCIALS - 0.3%
	Consumer Finance - 0.1%
214,622	Trans Union LLC, Term B-2 Loan, 3.5%, 4/9/21	$ 207,781
	Specialized Finance - 0.2%
248,125	DBRS, Ltd., Initial Term Loan, 6.25%, 3/4/22	$ 246,884
	Total Diversified Financials	$ 454,665

	ENERGY - 0.8%
	Coal & Consumable Fuels - 0.1%
352,500	PT Bumi Resources Tbk, Term Loan, 18.0%, 11/4/16	$ 75,788
	Integrated Oil & Gas - 0.3%
480,528	TerraForm AP Acquisition Holdings LLC, Term Loan, 5.0%, 6/27/22	$ 451,696
	Oil & Gas Drilling - 0.2%
444,680	Jonah Energy LLC, Initial Second Lien Term Loan, 7.5%, 5/12/21	$ 255,691
	Oil & Gas Equipment & Services - 0.2%
542,838	FR Dixie Acquisition Corp., Term Loan, 5.75%, 12/18/20	$ 282,276
	Total Energy	$ 1,065,451

	FOOD & STAPLES RETAILING - 0.3%
	Food Distributors - 0.3%
400,000	AdvancePierre Foods, Inc., Second Lien Term Loan, 9.5%, 10/10/17	$ 395,500
	Total Food & Staples Retailing	$ 395,500

	FOOD, BEVERAGE & TOBACCO - 0.4%
	Packaged Foods & Meats - 0.4%
476,386	Dole Food Co., Inc., Tranche B Term Loan, 4.5%, 11/1/18	$ 468,049
	Total Food, Beverage & Tobacco	$ 468,049

	HEALTH CARE EQUIPMENT & SERVICES - 3.5%
	Health Care Equipment - 0.5%
500,000	Concentra, Inc., Initial Second Lien Term Loan, 9.0%, 6/1/23	$ 490,300
235,326	Kinetic Concepts, Inc., Dollar E-1 Term Loan, 4.5%, 5/4/18	229,540
		$ 719,840
	Health Care Facilities - 1.6%
263,764	CHS/Community Health Systems, Inc., Incremental 2018 Term F Loan, 3.657%, 12/31/18	$ 260,241
247,538	CHS/Community Health Systems, Inc., Incremental 2019 Term G Loan, 3.75%, 12/31/19	238,545
455,460	CHS/Community Health Systems, Inc., Incremental 2021 Term H Loan, 4.0%, 1/27/21	439,266
193,585	HCA, Inc., Tranche B-5 Term Loan, 3.18%, 3/31/17	193,611
316,930	Kindred Healthcare, Inc., Incremental Term Loan, 4.25%, 4/9/21	306,630
297,710	Steward Health Care System LLC, Term Loan, 6.75%, 4/10/20	287,290
401,315	Surgical Care Affiliates, Inc., Initial Term Loan, 4.25%, 3/17/22	400,480
		$ 2,126,063
	Health Care Services - 1.0%
348,058	Bioscrip, Inc., Initial Term B Loan, 6.5%, 7/31/20	$ 297,589
208,835	Bioscrip, Inc., Term Loan, 6.5%, 7/31/20	178,554
349,125	HC Group Holdings III, Inc., Initial First Lien Term Loan, 6.0%, 4/7/22	348,689
201,413	National Mentor Holdings, Inc., Tranche B Term Loan, 4.25%, 1/31/21	198,517
277,085	Valitas Health Services, Inc., Term Loan B, 6.0%, 6/2/17	221,668
		$ 1,245,017
	Health Care Supplies - 0.2%
231,816	Alere, Inc., Term Loan B, 4.25%, 6/20/22	$ 229,809
	Health Care Technology - 0.2%
236,441	IMS Health, Inc., Tranche B-1 Dollar Term Loan, 3.5%, 3/17/21	$ 232,599
	Total Health Care Equipment & Services	$ 4,553,328

	HOUSEHOLD & PERSONAL PRODUCTS - 0.7%
	Household Products - 0.5%
307,542	Dollar Tree, Inc., Term B-1 Loan, 3.5%, 7/6/22	$ 307,240
372,477	SRAM LLC, First Lien Term Loan, 4.0%, 4/10/20	303,680
		$ 610,920
	Personal Products - 0.2%
100,000	Atrium Innovations, Inc., Second Lien Term Loan, 7.75%, 8/13/21	$ 86,000

Principal Amount USD ($)		Value
	Personal Products - (continued)
207,004	NBTY, Inc., B-2 Term Loan, 3.5%, 10/1/17	$ 204,503
		$ 290,503
	Total Household & Personal Products	$ 901,423

	INSURANCE - 3.0%
	Insurance Brokers - 0.3%
382,302	Cooper Gay Swett & Crawford, Ltd. (CGSC of Delaware Holdings Corp.), First Lien Term Loan, 5.0%, 4/16/20	$ 368,205
	Life & Health Insurance - 0.4%
434,259	Integro, Ltd., Initial Term Loan, 6.75%, 10/31/22	$ 425,574
65,741	Integro, Ltd., Term Loan, 6.75%, 10/31/22	64,426
		$ 490,000
	Multi-Line Insurance - 0.0%†
167,329	Alliant Holdings I LLC, Term Loan B, 4.5%, 8/12/22	$ 163,303
	Property & Casualty Insurance - 2.3%
744,226	Confie Seguros Holding II Co., First Lien Term Loan B, 5.75%, 11/9/18	$ 732,132
593,765	Confie Seguros Holding II Co., Second Lien Term Loan, 10.25%, 5/8/19	581,890
744,375	Hyperion Insurance Group, Ltd., Initial Term B Loan, 5.5%, 4/29/22	723,284
936,363	USI, Inc., Initial Term Loan, 4.25%, 12/27/19	918,807
		$ 2,956,113
	Total Insurance	$ 3,977,621

	MATERIALS - 2.1%
	Diversified Chemicals - 0.2%
274,313	Univar USA, Inc., Initial Dollar Term Loan, 4.25%, 7/1/22	$ 266,475
	Diversified Metals & Mining - 0.0%†
75,256(d)(j)	PT Bakrie & Brothers Tbk, Facility Term Loan B, 8.0%, 11/25/14	$ 16,180
	Metal & Glass Containers - 0.8%
389,223	Tank Holding Corp., Initial Term Loan, 6.75%, 3/16/22	$ 382,170
746,250	Tekni-Plex, Inc., USD Term Loan, 4.5%, 6/1/22	733,424
		$ 1,115,594
	Paper Packaging - 0.4%
489,449	Caraustar Industries, Inc., Incremental Term Loan, 8.0%, 5/1/19	$ 481,087
	Paper Products - 0.3%
287,111	Appvion, Inc., Term Commitment, 5.75%, 6/28/19	$ 260,075
79,137	Exopack Holdings SA, USD Term Loan, 4.5%, 5/8/19	76,367
		$ 336,442
	Specialty Chemicals - 0.4%
23,810	Chemtura Corp., New Term Loan, 3.5%, 8/29/16	$ 23,884
498,750	Macdermid, Inc. (Platform Specialty Products Corp.), Term Loan B3, 5.5%, 6/7/20	464,981
		$ 488,865
	Total Materials	$ 2,704,643

	MEDIA - 3.3%
	Advertising - 0.7%
943,253	Affinion Group, Inc., Tranche B Term Loan, 6.75%, 4/30/18	$ 858,066
	Broadcasting - 1.0%
276,667	Hubbard Radio LLC, Term Loan, 4.25%, 5/27/22	$ 257,300
300,000	Learfield Communications, Inc., Initial Second Lien Term Loan, 8.75%, 10/8/21	297,000
296,250	MediArena Acquisition BV (fka AP NMT Acquisition BV), First Lien Dollar Term B Loan, 6.75%, 8/13/21	258,848
458,597	Univision Communications, Inc., Replacement First Lien Term Loan, 4.0%, 3/1/20	448,613
		$ 1,261,761
	Cable & Satellite - 0.2%
309,928	WideOpenWest Finance LLC, Replacement Term B Loan, 4.5%, 4/1/19	$ 302,180
	Movies & Entertainment - 0.0%†
37,669	Cinedigm Digital Funding I LLC, Term Loan, 3.75%, 2/28/18	$ 37,575
	Publishing - 1.4%
511,252	Cengage Learning Acquisitions, Inc., Term Loan, 7.0%, 3/31/20	$ 498,790
323,375	Houghton Mifflin Holdings, Inc., Term Loan, 4.0%, 5/28/21	316,503
103,228	Lee Enterprises, Inc., First Lien Term Loan, 7.25%, 3/31/19	101,742
931,000	McGraw-Hill School Education Holdings LLC, Term B Loan, 6.25%, 12/18/19	917,617
		$ 1,834,652
	Total Media	$ 4,294,234

	PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 2.2%
	Biotechnology - 0.7%
1,044,750	Lantheus Medical Imaging, Inc., Term Loan, 7.0%, 6/30/22	$ 961,170

Principal Amount USD ($)		Value
Life Sciences Tools & Services - 1.1%
997,500	Albany Molecular Research, Inc., Term Loan B, 5.75%, 7/16/21	$ 990,019
426,676	Catalent Pharma Solutions, Inc., Dollar Term Loan, 4.25%, 5/20/21	425,376
$ 1,415,395
Pharmaceuticals - 0.4%
550,000	Concordia Healthcare Corp., Initial Dollar Term Loan, 5.25%, 10/21/21	$ 528,688
	Total Pharmaceuticals, Biotechnology & Life Sciences	$ 2,905,253

REAL ESTATE - 0.6%
Retail REITs - 0.6%
275,990	DTZ U.S. Borrower LLC, First Lien Initial Term Loan, 4.25%, 11/4/21	$ 268,975
500,000	DTZ U.S. Borrower LLC, Second Lien Initial Term Loan, 9.25%, 11/4/22	496,250
	Total Real Estate	$ 765,225

RETAILING - 0.9%
Automotive Retail - 0.5%
647,500	CWGS Group LLC, Term Loan, 5.25%, 2/20/20	$ 643,453
Computer & Electronics Retail - 0.3%
720,370	Targus Group International, Inc., Term Loan, 15.0%, 5/24/16	$ 432,222
Specialty Stores - 0.1%
157,295	Petsmart, Inc., Tranche B-1 Loan, 4.25%, 3/11/22	$ 152,642
	Total Retailing	$ 1,228,317

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.3%
Semiconductor Equipment - 0.3%
471,611	VAT Lux II S.a.r.l., Term Loan, 4.25%, 2/11/21	$ 463,358
	Total Semiconductors & Semiconductor Equipment	$ 463,358

SOFTWARE & SERVICES - 1.7%
Application Software - 0.9%
496,300	Epiq Systems, Inc., Term Loan, 4.5%, 8/27/20	$ 488,856
210,670	Expert Global Solutions, Inc., Advance First Lien Term Loan B, 8.5%, 4/3/18	209,616
500,000	Vertafore, Inc., Second Lien Term Loan, 9.75%, 10/27/17	500,375
$ 1,198,847
IT Consulting & Other Services - 0.8%
246,250	Evergreen Skills Lux S.a.r.l., First Lien Initial Term Loan, 5.75%, 4/28/21	$ 184,380
623,438	Sitel Worldwide Corp., First Lien Term B-1 Loan, 6.5%, 9/18/21	609,929
300,000	TaxACT, Inc. (H.D. Vest, Inc.), Initial Term Loan, 7.0%, 1/3/23	292,500
$ 1,086,809
	Total Software & Services	$ 2,285,656

TECHNOLOGY HARDWARE & EQUIPMENT - 0.4%
Communications Equipment - 0.1%
64,644	CommScope, Inc., Tranche 4 Term Loan, 3.31%, 1/14/18	$ 64,483
Electronic Components - 0.3%
456,550	Mirion Technologies (Finance) LLC (Mirion Technologies, Inc.), First Lien Initial Term Loan, 5.75%, 3/31/22	$ 451,794
	Total Technology Hardware & Equipment	$ 516,277

TELECOMMUNICATION SERVICES - 0.9%
Integrated Telecommunication Services - 0.6%
496,250	GCI Holdings, Inc., Term B Loan, 4.0%, 2/2/22	$ 496,560
500,000	Securus Technologies Holdings, Inc., Term Loan B2, 5.25%, 4/30/20	373,750
$ 870,310
Wireless Telecommunication Services - 0.3%
333,333	Syniverse Holdings, Inc., Initial Term Loan, 4.0%, 4/23/19	$ 233,333
166,667	Syniverse Holdings, Inc., Tranche B Term Loan, 4.0%, 4/23/19	116,667
$ 350,000
	Total Telecommunication Services	$ 1,220,310

TRANSPORTATION - 1.1%
Marine - 0.8%
622,129	Commercial Barge Line Co., Initial First Lien Term Loan, 9.75%, 11/12/20	$ 553,695
474,507	Navios Maritime Partners LP, Term Loan, 5.25%, 6/27/18	434,174
$ 987,869
Trucking - 0.3%
496,203	YRC Worldwide, Inc., Initial Term Loan, 8.0%, 2/13/19	$ 411,848
	Total Transportation	$ 1,399,717

Principal Amount USD ($)		Value
	UTILITIES - 0.3%
	Electric Utilities - 0.3%
436,923	Atlantic Power Limited Partnership, Term Loan, 4.75%, 2/24/21	$ 428,731
	Total Utilities	$ 428,731

	TOTAL SENIOR SECURED FLOATING RATE LOAN INTERESTS
	(Cost $44,919,006)	$ 42,480,220
	CORPORATE BONDS & NOTES - 93.2% of Net Assets
	AUTOMOBILES & COMPONENTS - 0.2%
	Auto Parts & Equipment - 0.2%
350,000	International Automotive Components Group SA, 9.125%, 6/1/18 (144A)	$ 287,000
	Total Automobiles & Components	$ 287,000

	BANKS - 3.6%
	Diversified Banks - 3.6%
525,000	Banco de Galicia y Buenos Aires, 8.75%, 5/4/18 (144A)	$ 539,437
400,000(b)	Banco Macro SA, 9.75%, 12/18/36	393,000
200,000(b)(e)	Banco Santander SA, 6.375%	184,429
325,000(b)(e)	Bank of America Corp., 6.25%	325,000
1,000,000(b)(e)	Credit Agricole SA, 7.875% (144A)	973,598
350,000(b)(e)	ING Groep NV, 6.5%	339,063
200,000(b)(e)	Royal Bank of Scotland Group Plc, 7.5%	203,500
500,000(b)(e)	Royal Bank of Scotland Group Plc, 8.0%	513,125
200,000	Sberbank of Russia Via SB Capital SA, 5.25%, 5/23/23 (144A)	177,600
245,000	Trade & Development Bank of Mongolia LLC, 9.375%, 5/19/20 (144A)	217,464
750,000	UBS AG / Stamford CT, 7.625%, 8/17/22	849,030
	Total Banks	$ 4,715,246

	CAPITAL GOODS - 4.1%
	Aerospace & Defense - 1.0%
400,000	ADS Tactical, Inc., 11.0%, 4/1/18 (144A)	$ 404,000
680,000	DynCorp International, Inc., 10.375%, 7/1/17	501,500
435,000	LMI Aerospace, Inc., 7.375%, 7/15/19	411,075
		$ 1,316,575
	Agricultural & Farm Machinery - 0.3%
475,000	Titan International, Inc., 6.875%, 10/1/20	$ 347,453
	Building Products - 0.2%
300,000	USG Corp., 7.875%, 3/30/20 (144A)	$ 313,500
	Construction & Engineering - 0.1%
780,000	Empresas ICA SAB de CV, 8.9%, 2/4/21 (144A)	$ 144,300
	Construction Machinery & Heavy Trucks - 0.2%
360,000	Meritor, Inc., 6.75%, 6/15/21	$ 315,000
	Electrical Components & Equipment - 0.5%
750,000	WireCo WorldGroup, Inc., 9.5%, 5/15/17	$ 624,375
	Industrial Conglomerates - 0.4%
455,000	JB Poindexter & Co., Inc., 9.0%, 4/1/22 (144A)	$ 468,650
	Industrial Machinery - 0.8%
560,000	Apex Tool Group LLC, 7.0%, 2/1/21 (144A)	$ 406,000
450,000	Cleaver-Brooks, Inc., 8.75%, 12/15/19 (144A)	423,000
217,120(f)(g)	Liberty Tire Recycling LLC, 11.0% (11.0% PIK 0.0% cash), 3/31/21 (144A)	138,957
150,000	Xerium Technologies, Inc., 8.875%, 6/15/18	145,687
		$ 1,113,644
	Trading Companies & Distributors - 0.6%
150,000	H&E Equipment Services, Inc., 7.0%, 9/1/22	$ 137,250
544,000	TRAC Intermodal LLC / TRAC Intermodal Corp., 11.0%, 8/15/19	583,440
		$ 720,690
	Total Capital Goods	$ 5,364,187

	COMMERCIAL & PROFESSIONAL SERVICES - 1.2%
	Commercial Printing - 0.2%
340,000	Cenveo Corp., 6.0%, 8/1/19 (144A)	$ 233,750
	Diversified Support Services - 1.0%
280,000	Broadspectrum, Ltd., 8.375%, 5/15/20 (144A)	$ 283,500
950,000	NANA Development Corp., 9.5%, 3/15/19 (144A)	845,500
260,000	TMS International Corp., 7.625%, 10/15/21 (144A)	200,850
		$ 1,329,850
	Total Commercial & Professional Services	$ 1,563,600

	Principal Amount USD ($)		Value
		CONSUMER DURABLES & APPAREL - 1.8%
		Home Furnishings - 0.4%
	535,000	Tempur Sealy International, Inc., 6.875%, 12/15/20	$ 563,088
		Homebuilding - 0.7%
	350,000	Brookfield Residential Properties, Inc., 6.375%, 5/15/25 (144A)	$ 294,875
	605,000(d)	Desarrolladora Homex SAB de CV, 9.5%, 12/11/19 (144A)	9,075
	250,000	KB Home, 7.0%, 12/15/21	235,000
	340,000	KB Home, 7.625%, 5/15/23	319,600
			$ 858,550
		Leisure Products - 0.7%
	1,000,000	Icon Health & Fitness, Inc., 11.875%, 10/15/16 (144A)	$ 890,000
		Total Consumer Durables & Apparel	$ 2,311,638

		CONSUMER SERVICES - 2.7%
		Casinos & Gaming - 0.9%
	805,876(d)(f)	Mashantucket Western Pequot Tribe, 6.5% (5.5% PIK 1.0% cash), 7/1/36	$ 4,030
	365,000	MGM Resorts International, 6.0%, 3/15/23	363,859
	100,000	Scientific Games International, Inc., 6.25%, 9/1/20	47,500
	1,200,000	Scientific Games International, Inc., 10.0%, 12/1/22	834,000
			$ 1,249,389
		Hotels, Resorts & Cruise Lines - 0.4%
	245,000	Viking Cruises, Ltd., 6.25%, 5/15/25 (144A)	$ 204,575
	325,000	Viking Cruises, Ltd., 8.5%, 10/15/22 (144A)	301,437
			$ 506,012
		Leisure Facilities - 0.5%
EUR	566,487	Cirsa Funding Luxembourg SA, 8.75%, 5/15/18 (144A)	$ 617,340
		Specialized Consumer Services - 0.9%
	1,153,000	Constellis Holdings LLC / Constellis Finance Corp., 9.75%, 5/15/20 (144A)	$ 882,045
	315,000	StoneMor Partners LP / Cornerstone Family Services of WV, 7.875%, 6/1/21	322,875
			$ 1,204,920
		Total Consumer Services	$ 3,577,661

		DIVERSIFIED FINANCIALS - 1.6%
		Consumer Finance - 0.7%
	445,000	Jefferies Finance LLC / JFIN Co-Issuer Corp., 7.375%, 4/1/20 (144A)	$ 371,575
	203,374	Tarjeta Naranja SA, 9.0%, 1/28/17 (144A)	204,233
	440,000	TMX Finance LLC / TitleMax Finance Corp., 8.5%, 9/15/18 (144A)	316,800
			$ 892,608
		Investment Banking & Brokerage - 0.2%
	450,000(b)(e)	Goldman Sachs Capital II, 4.0%	$ 297,000
		Specialized Finance - 0.7%
	750,000(a)	Bosphorus, Ltd., 3.735%, 8/17/18 (144A)	$ 730,950
	175,000	Nationstar Mortgage LLC / Nationstar Capital Corp., 6.5%, 7/1/21	154,438
			$ 885,388
		Total Diversified Financials	$ 2,074,996

		ENERGY - 6.7%
		Coal & Consumable Fuels - 0.1%
	400,000(d)	James River Coal Co., 7.875%, 4/1/19	$ 9,000
	715,000	Penn Virginia Corp., 8.5%, 5/1/20	116,188
			$ 125,188
		Integrated Oil & Gas - 0.3%
MXN	540,000	Petroleos Mexicanos, 7.19%, 9/12/24 (144A)	$ 26,887
	325,000	YPF SA, 8.875%, 12/19/18 (144A)	331,500
			$ 358,387
		Oil & Gas Drilling - 0.4%
	730,000	Ocean Rig UDW, Inc., 7.25%, 4/1/19 (144A)	$ 306,600
	320,000	Shelf Drill Holdings, Ltd., 8.625%, 11/1/18 (144A)	224,000
			$ 530,600
		Oil & Gas Equipment & Services - 0.4%
	330,000(a)	FTS International, Inc., 8.012%, 6/15/20 (144A)	$ 218,756
	425,000	McDermott International, Inc., 8.0%, 5/1/21 (144A)	292,187
			$ 510,943

	Principal Amount USD ($)		Value
		Oil & Gas Exploration & Production - 2.6%
	100,000	Comstock Resources, Inc., 7.75%, 4/1/19	$ 12,250
	137,000	Comstock Resources, Inc., 9.5%, 6/15/20	16,097
	490,000	EP Energy LLC / EP Energy Finance, Inc., 9.375%, 5/1/20	208,250
	360,000	GeoPark Latin America, Ltd., Agencia en Chile, 7.5%, 2/11/20 (144A)	219,600
	570,000	Gulfport Energy Corp., 7.75%, 11/1/20	501,600
	402,000	Halcon Resources Corp., 12.0%, 2/15/22 (144A)	233,160
	600,000	Midstates Petroleum Co., Inc., 9.25%, 6/1/21	27,000
	450,000	Novatek OAO via Novatek Finance, Ltd., 4.422%, 12/13/22 (144A)	396,562
	535,000	PDC Energy, Inc., 7.75%, 10/15/22	508,250
	750,000	PetroQuest Energy, Inc., 10.0%, 9/1/17	427,500
	240,000(d)	Quicksilver Resources, Inc., 7.125%, 4/1/16	24
	375,000	Rice Energy, Inc., 6.25%, 5/1/22	284,063
	870,000	Sanchez Energy Corp., 7.75%, 6/15/21	361,050
	300,000	WPX Energy, Inc., 7.5%, 8/1/20	188,430
	150,000	WPX Energy, Inc., 8.25%, 8/1/23	96,000
			$ 3,479,836
		Oil & Gas Refining & Marketing - 1.4%
	669,000	Calumet Specialty Products Partners LP / Calumet Finance Corp., 6.5%, 4/15/21	$ 481,680
	925,000	Sunoco LP / Sunoco Finance Corp., 6.375%, 4/1/23 (144A)	853,313
	520,000	Western Refining Logistics LP / WNRL Finance Corp., 7.5%, 2/15/23	473,200
			$ 1,808,193
		Oil & Gas Storage & Transportation - 1.5%
	450,000(a)	Energy Transfer Partners LP, 3.633%, 11/1/66	$ 261,000
	950,000	Genesis Energy LP / Genesis Energy Finance Corp., 6.75%, 8/1/22	779,000
	480,000	Global Partners LP / GLP Finance Corp., 7.0%, 6/15/23 (144A)	345,600
	170,000	PBF Logistics LP / PBF Logistics Finance Corp., 6.875%, 5/15/23	144,075
	725,000	Williams Cos, Inc., 5.75%, 6/24/44	407,136
			$ 1,936,811
		Total Energy	$ 8,749,958

		FOOD & STAPLES RETAILING - 0.5%
		Food Retail - 0.5%
	200,000	C&S Group Enterprises LLC, 5.375%, 7/15/22 (144A)	$ 181,000
	460,000	Tops Holding LLC / Tops Markets II Corp., 8.0%, 6/15/22 (144A)	437,000
			$ 618,000
		Total Food & Staples Retailing	$ 618,000

		FOOD, BEVERAGE & TOBACCO - 9.4%
		Agricultural Products - 1.0%
	900,000	Pinnacle Operating Corp., 9.0%, 11/15/20 (144A)	$ 841,500
	520,000	Southern States Cooperative, Inc., 10.0%, 8/15/21 (144A)	416,000
	225,000(d)	Tonon Luxembourg SA, 10.5%, 5/14/24 (144A)	108,000
			$ 1,365,500
		Packaged Foods & Meats - 7.1%
	225,000	Agrokor DD, 8.875%, 2/1/20 (144A)	$ 236,813
EUR	200,000	Agrokor DD, 9.875%, 5/1/19 (144A)	229,054
	650,000	Bertin SA / Bertin Finance, Ltd., 10.25%, 10/5/16 (144A)	658,125
	500,000(d)	CFG Investment SAC, 9.75%, 7/30/19 (144A)	340,000
	136,000	Chiquita Brands International, Inc. / Chiquita Brands LLC, 7.875%, 2/1/21	144,160
	1,100,000	FAGE Dairy Industry SA / FAGE USA Dairy Industry, Inc., 9.875%, 2/1/20 (144A)	1,134,375
	900,000	JBS Investments GmbH, 7.25%, 4/3/24 (144A)	726,480
	515,000	Marfrig Holding Europe BV, 6.875%, 6/24/19 (144A)	462,856
	800,000	Marfrig Holding Europe BV, 8.375%, 5/9/18 (144A)	768,000
	700,000	Marfrig Holding Europe BV, 11.25%, 9/20/21 (144A)	668,500
	475,000	Marfrig Overseas, Ltd., 9.5%, 5/4/20 (144A)	461,938
	700,000	MHP SA, 8.25%, 4/2/20 (144A)	598,500
	1,600,000	Minerva Luxembourg SA, 7.75%, 1/31/23 (144A)	1,492,000
	200,000	Minerva Luxembourg SA, 12.25%, 2/10/22 (144A)	202,250
	600,000	Pesquera Exalmar SAA, 7.375%, 1/31/20 (144A)	357,000
	640,000	Post Holdings, Inc., 6.75%, 12/1/21 (144A)	669,504
	200,000	Post Holdings, Inc., 7.75%, 3/15/24 (144A)	213,000
			$ 9,362,555
		Soft Drinks - 0.3%
	355,000	Cott Beverages, Inc., 5.375%, 7/1/22	$ 344,350

	Principal Amount USD ($)		Value
		Tobacco - 1.0%
	1,645,000	Alliance One International, Inc., 9.875%, 7/15/21	$ 1,303,662
		Total Food, Beverage & Tobacco	$ 12,376,067

		HEALTH CARE EQUIPMENT & SERVICES - 2.0%
		Health Care Facilities - 0.5%
	700,000	Kindred Healthcare, Inc., 6.375%, 4/15/22	$ 569,625
		Health Care Services - 1.0%
	425,000	BioScrip, Inc., 8.875%, 2/15/21	$ 338,938
	990,000	Truven Health Analytics, Inc., 10.625%, 6/1/20	970,200
			$ 1,309,138
		Health Care Supplies - 0.3%
	500,000	Immucor, Inc., 11.125%, 8/15/19	$ 408,750
		Health Care Technology - 0.2%
	275,000	Emdeon, Inc., 11.0%, 12/31/19	$ 286,000
		Total Health Care Equipment & Services	$ 2,573,513

		HOUSEHOLD & PERSONAL PRODUCTS - 0.8%
		Household Products - 0.6%
EUR	350,000(a)	Hydra Dutch Holdings 2BV, 5.356%, 4/15/19 (144A)	$ 358,392
	460,000	Springs Industries, Inc., 6.25%, 6/1/21	453,100
			$ 811,492
		Personal Products - 0.2%
	345,000	Monitronics International, Inc., 9.125%, 4/1/20	$ 276,862
		Total Household & Personal Products	$ 1,088,354

		INSURANCE - 34.0%
		Insurance Brokers - 0.0%†
GBP	10,489(a)	Towergate Finance Plc, 8.5%, 3/2/20 (144A)	$ 15,237
		Life & Health Insurance - 0.1%
GBP	59,442	TIG FINCO Plc, 8.75%, 4/2/20 (144A)	$ 72,594
		Property & Casualty Insurance - 3.4%
	6,000,000(c)(g)	Fixed Income Trust, Series 2013-A, 0.0%, 10/15/97 (144A)	$ 4,438,670
	80,000(b)(e)	White Mountains Insurance Group, Ltd., 7.506%, (144A)	80,112
			$ 4,518,782
		Reinsurance - 30.5%
	1,563,217(h)	Altair Re II, Ltd. (Willis Securities, Inc.), Variable Rate Notes, 6/30/16	$ 63,467
	695,760(h)	Altair Re III, Ltd. (Willis Securities, Inc.), Variable Rate Notes, 6/30/17	275,799
	1,000,000(a)	Bosphorus Re, Ltd., 2.815%, 5/3/16 (144A) (Cat Bond)	991,300
	200,000(h)	Carnousite Segregated Account (Kane SAC, Ltd.), Variable Rate Notes, 11/30/20	200,940
	800,000(h)	Carnousite Segregated Account (Kane SAC, Ltd.), Variable Rate Notes, 11/30/20	803,760
EUR	1,000,000(h)	Dundonald Segregated Account (Kane SAC, Ltd.), Variable Rate Notes, 1/17/17	966,794
	1,750,000(a)	East Lane Re VI, Ltd., 3.065%, 3/14/18 (144A) (Cat Bond)	1,729,350
	1,000,000(a)	Everglades Re, Ltd., 9.795%, 3/28/16 (144A) (Cat Bond)	1,010,500
	250,000(a)	Galileo Re, Ltd., 9.0%, 1/8/19 (144A) (Cat Bond)	250,075
	250,000(a)	Galileo Re, Ltd., 13.815%, 1/8/19 (144A) (Cat Bond)	250,225
	2,000,000(a)	Gator Re, Ltd., 6.585%, 1/9/17 (144A) (Cat Bond)	1,918,400
	2,400,000(h)	Gleneagles Segregated Account (Kane SAC, Ltd.), Variable Rate Notes, 11/30/20	2,423,040
	2,500,000(h)	Gullane Segregated Account (Kane SAC, Ltd.), Variable Rate Notes, 11/30/20	2,515,750
	1,500,000(a)	Ibis Re II, Ltd., 4.315%, 6/28/16 (144A) (Cat Bond)	1,505,550
	2,000,000(h)	Lahinch Segregated Account (Kane SAC, Ltd.), Variable Rate Notes, 6/15/16	2,020,800
	1,750,000(a)	Longpoint Re, Ltd. III, 4.515%, 5/18/16 (144A) (Cat Bond)	1,755,775
	1,450,000(h)	Lorenz Re, Ltd. (Prime, Ltd.), Variable Rates Notes, 3/31/18	1,651,550
	1,000,000(a)	Merna Reinsurance V, Ltd., 2.315%, 4/7/17 (144A) (Cat Bond)	995,400
	750,000(a)	MetroCat Re, Ltd., 4.815%, 8/5/16 (144A) (Cat Bond)	752,550
	2,000,000(a)(d)	MultiCat Mexico, Ltd., Class A, 3.315%, 2/4/16 (144A) (Cat Bond)	420,000
	2,000,000(h)	Pangaea Re Segregated Account (Kane SAC, Ltd.), Series 2016-1, Variable Rate Notes, 11/30/20	2,014,000
	2,004,948(h)	PI-6 Segregated Account (Kane SAC, Ltd.), Series C, Variable Rate Notes, 7/7/16	1,998,131
	1,000,000(a)	Queen Street VIII Re, Ltd., 6.815%, 6/8/16 (144A) (Cat Bond)	999,300
	500,000(a)	Queen Street IX Re, Ltd., 5.815%, 6/8/17 (144A) (Cat Bond)	495,750
	2,000,000(a)	Queen Street X Re, Ltd., 6.065%, 6/8/18 (144A) (Cat Bond)	1,987,800
	1,000,000(a)	Residential Reinsurance 2012, Ltd., 22.315%, 6/6/16 (144A) (Cat Bond)	1,047,500
	2,582(h)	Sector Re V, Ltd. (Swiss Re), Series 4, Class A, Variable Rate Notes, 3/30/19 (144A)	26,577

	Principal Amount USD ($)		Value
		Reinsurance - (continued)
	1,000,000(h)	Silverton Re, Ltd. (Aon Benfield Securities, Inc.), Variable Rate Notes, 9/16/16 (144A)	$ 9,400
	1,000,000(h)	Silverton Re, Ltd. (Aon Benfield Securities, Inc.), Variable Rate Notes, 9/18/17 (144A)	128,200
	1,000,000(h)	Silverton Re, Ltd. (Aon Benfield Securities, Inc.), Variable Rate Notes, 9/17/18 (144A)	1,009,000
	1,000,000(h)	St. Andrews Segregated Account (Kane SAC, Ltd.), Variable Rate Notes, 2/1/18	1,008,900
	1,750,000(a)	Tar Heel Re, Ltd., Series 2013-1, Class A, 8.815%, 5/9/16 (144A) (Cat Bond)	1,779,050
JPY	150,799,195(h)	Tralee Segregated Account (Kane SAC, Ltd.), Variable Rate Notes, 7/20/17	1,243,634
	2,200,000(a)	Vita Capital V, Ltd., 3.96%, 1/15/17 (144A) (Cat Bond)	2,213,420
	500,000(a)	Vitality Re VI, Ltd., 2.415%, 1/8/18 (144A) (Cat Bond)	495,300
	1,000,000(a)	Vitality Re VII, Ltd., 2.965%, 1/7/20 (144A) (Cat Bond)	999,700
			$ 39,956,687
		Total Insurance	$ 44,563,300

		MATERIALS - 7.6%
		Commodity Chemicals - 0.4%
	300,000	Basell Finance Co., BV, 8.1%, 3/15/27 (144A)	$ 373,355
	175,000	Hexion US Finance Corp., 6.625%, 4/15/20	135,625
			$ 508,980
		Construction Materials - 0.3%
	389,000	Cemex Espana Luxembourg, 9.875%, 4/30/19 (144A)	$ 403,101
		Diversified Chemicals - 0.4%
	55,000	Blue Cube Spinco, Inc., 9.75%, 10/15/23 (144A)	$ 59,125
	55,000	Blue Cube Spinco, Inc., 10.0%, 10/15/25 (144A)	59,400
	660,000	Evolution Escrow Issuer LLC, 7.5%, 3/15/22 (144A)	397,650
			$ 516,175
		Diversified Metals & Mining - 1.0%
	109,000	Boart Longyear Management Pty, Ltd., 10.0%, 10/1/18 (144A)	$ 76,845
	300,000	FMG Resources August 2006 Pty, Ltd., 9.75%, 3/1/22 (144A)	260,250
	428,716	Mirabela Nickel, Ltd., 9.5%, 6/24/19	248,655
	180,000	Prince Mineral Holding Corp., 11.5%, 12/15/19 (144A)	140,400
	750,000	Vedanta Resources Plc, 9.5%, 7/18/18 (144A)	532,757
			$ 1,258,907
		Gold - 0.0%†
	85,000	IAMGOLD Corp., 6.75%, 10/1/20 (144A)	$ 53,869
		Metal & Glass Containers - 0.3%
	272,594(f)	Ardagh Finance Holdings SA, 8.625%(8.625% PIK 0.0% cash), 6/15/19 (144A)	$ 250,787
EUR	150,000	Horizon Holdings I SASU, 7.25%, 8/1/23 (144A)	166,430
			$ 417,217
		Paper Packaging - 2.3%
	580,000	Exopack Holding Corp., 10.0%, 6/1/18 (144A)	$ 549,550
	500,000	Reynolds Group Issuer, Inc., 9.0%, 4/15/19	481,250
	475,000	Reynolds Group Issuer, Inc., 9.875%, 8/15/19	464,312
EUR	1,365,000	SIG Combibloc Holdings SCA, 7.75%, 2/15/23 (144A)	1,522,644
			$ 3,017,756
		Paper Products - 1.1%
	675,000	Appvion, Inc., 9.0%, 6/1/20 (144A)	$ 219,375
	500,000	Mercer International, Inc., 7.0%, 12/1/19	480,000
	840,000	Resolute Forest Products, Inc., 5.875%, 5/15/23	537,600
	255,000	Unifrax I LLC / Unifrax Holding Co., 7.5%, 2/15/19 (144A)	204,000
			$ 1,440,975
		Specialty Chemicals - 0.3%
	410,000	A Schulman, Inc., 6.875%, 6/1/23 (144A)	$ 369,000
		Steel - 1.5%
	500,000	Cliffs Natural Resources, Inc., 8.25%, 3/31/20 (144A)	$ 360,000
	250,000	Evraz Group SA, 9.5%, 4/24/18 (144A)	258,495
	190,000	JMC Steel Group, Inc., 8.25%, 3/15/18 (144A)	141,550
	499,000	Optima Specialty Steel, Inc., 12.5%, 12/15/16 (144A)	416,665
	850,000	Ryerson, Inc., 9.0%, 10/15/17	641,750
	350,000	United States Steel Corp., 7.5%, 3/15/22	164,500
			$ 1,982,960
		Total Materials	$ 9,968,940

		MEDIA - 1.9%
		Broadcasting - 0.1%
	400,000	Intelsat Luxembourg SA, 7.75%, 6/1/21	$ 174,000
		Movies & Entertainment - 0.9%
	600,000	Gibson Brands, Inc., 8.875%, 8/1/18 (144A)	$ 342,000
	225,000	Regal Entertainment Group, 5.75%, 2/1/25	217,125

	Principal Amount USD ($)		Value
		Movies & Entertainment - (continued)
	625,000	WMG Acquisition Corp., 6.75%, 4/15/22 (144A)	$ 550,000
			$ 1,109,125
		Publishing - 0.9%
	855,000	Gannett Co., Inc., 6.375%, 10/15/23	$ 902,025
	250,000	Trader Corp., 9.875%, 8/15/18 (144A)	258,750
			$ 1,160,775
		Total Media	$ 2,443,900

		PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 1.2%
		Biotechnology - 0.2%
	300,000	ConvaTec Healthcare E SA, 10.5%, 12/15/18 (144A)	$ 306,000
		Pharmaceuticals - 1.0%
	208,000	DPx Holdings BV, 7.5%, 2/1/22 (144A)	$ 194,740
	650,000	Endo Finance LLC / Endo, Ltd. / Endo Finco, Inc., 6.0%, 7/15/23 (144A)	653,250
EUR	250,000	VRX Escrow Corp., 4.5%, 5/15/23	232,249
	235,000	VRX Escrow Corp., 5.875%, 5/15/23 (144A)	210,325
			$ 1,290,564
		Total Pharmaceuticals, Biotechnology & Life Sciences	$ 1,596,564

		REAL ESTATE - 1.3%
		Real Estate Operating Companies - 0.3%
	410,000	IRSA Inversiones y Representaciones SA, 8.5%, 2/2/17 (144A)	$ 401,800
		Specialized REIT - 1.0%
	1,520,000	Communications Sales & Leasing, Inc. / CSL Capital LLC, 8.25%, 10/15/23	$ 1,341,400
		Total Real Estate	$ 1,743,200

		RETAILING - 1.7%
		Automotive Retail - 0.7%
	1,100,000	DriveTime Automotive Group, Inc. / DT Acceptance Corp., 8.0%, 6/1/21 (144A)	$ 981,750
		Computer & Electronics Retail - 0.1%
	235,000	Rent-A-Center, Inc., 6.625%, 11/15/20	$ 195,050
		Department Stores - 0.8%
	300,000	Argos Merger Sub, Inc., 7.125%, 3/15/23 (144A)	$ 302,250
	535,000	Grupo Famsa SAB de CV, 7.25%, 6/1/20 (144A)	460,100
	350,000	Neiman Marcus Group, Ltd., LLC, 8.0%, 10/15/21 (144A)	262,500
			$ 1,024,850
		Specialty Stores - 0.1%
	85,000	Outerwall, Inc., 6.0%, 3/15/19	$ 73,844
		Total Retailing	$ 2,275,494

		SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.4%
		Semiconductors - 0.4%
	85,000	Advanced Micro Devices, Inc., 6.75%, 3/1/19	$ 58,013
	235,000	Advanced Micro Devices, Inc., 7.0%, 7/1/24	145,700
	400,000	Advanced Micro Devices, Inc., 7.5%, 8/15/22	248,000
		Total Semiconductors & Semiconductor Equipment	$ 451,713

		SOFTWARE & SERVICES - 0.1%
		Data Processing & Outsourced Services - 0.1%
	225,000	NeuStar, Inc., 4.5%, 1/15/23	$ 184,500
		Total Software & Services	$ 184,500

		TECHNOLOGY HARDWARE & EQUIPMENT - 0.5%
		Communications Equipment - 0.2%
	280,000	CommScope Technologies Finance LLC, 6.0%, 6/15/25 (144A)	$ 272,300
		Electronic Equipment & Instruments - 0.3%
	315,000	Zebra Technologies Corp., 7.25%, 10/15/22 (144A)	$ 327,600
		Total Technology Hardware & Equipment	$ 599,900

		TELECOMMUNICATION SERVICES - 3.6%
		Integrated Telecommunication Services - 1.9%
	1,165,000	Frontier Communications Corp., 8.75%, 4/15/22	$ 1,048,500
	290,000	Frontier Communications Corp., 11.0%, 9/15/25 (144A)	279,488
	750,000	GCI, Inc., 6.875%, 4/15/25	735,000
	600,000	Windstream Corp., 7.5%, 6/1/22	462,000
			$ 2,524,988
		Wireless Telecommunication Services - 1.7%
	250,000	Altice Finco SA, 8.125%, 1/15/24 (144A)	$ 240,000
	300,000	Altice SA, 7.75%, 5/15/22 (144A)	279,750
	750,000	Digicel, Ltd., 6.0%, 4/15/21 (144A)	653,437
	200,000	Mobile Telesystems OJSC via MTS International Funding, Ltd., 5.0%, 5/30/23 (144A)	185,008

	Principal Amount USD ($)		Value
		Wireless Telecommunication Services - (continued)
	340,000	Sprint Corp., 7.125%, 6/15/24	$ 229,500
	275,000	Sprint Corp., 7.25%, 9/15/21	198,000
	250,000	Unison Ground Lease Funding LLC, 5.78%, 3/15/20 (144A)	244,325
RUB	14,100,000	VimpelCom Holdings BV, 9.0%, 2/13/18 (144A)	175,871
			$ 2,205,891
		Total Telecommunication Services	$ 4,730,879

		TRANSPORTATION - 3.7%
		Airlines - 0.8%
	545,000	Gol LuxCo SA, 8.875%, 1/24/22 (144A)	$ 147,150
	155,000	Intrepid Aviation Group Holdings LLC / Intrepid Finance Co., 6.875%, 2/15/19 (144A)	120,125
	450,000	Intrepid Aviation Group Holdings LLC / Intrepid Finance Co., 8.25%, 7/15/17 (144A)	427,500
	500,000	TAM Capital 3, Inc., 8.375%, 6/3/21 (144A)	377,000
			$1,071,775
		Airport Services - 1.0%
	464,800	Aeropuertos Argentina 2000 SA, 10.75%, 12/1/20 (144A)	$ 490,364
	800,000	Aguila 3 SA, 7.875%, 1/31/18 (144A)	813,000
			$ 1,303,364
		Highways & Railtracks - 0.2%
MXN	4,500,000	Red de Carreteras de Occidente SAPIB de CV, 9.0%, 6/10/28 (144A)	$ 243,051
		Marine - 0.3%
	500,000	Far East Capital, Ltd., SA, 8.0%, 5/2/18	$ 280,080
	375,000	Navios South American Logistics, Inc. / Navios Logistics Finance US, Inc., 7.25%, 5/1/22 (144A)	193,125
			$ 473,205
		Railroads - 0.6%
	390,039(f)	AAF Holdings LLC / AAF Finance Co., 12.0% (12.75% PIK 12.0% cash), 7/1/19 (144A)	$ 327,633
	485,000	Florida East Coast Holdings Corp., 6.75%, 5/1/19 (144A)	443,775
			$ 771,408
		Trucking - 0.8%
	1,325,000	Jack Cooper Holdings Corp., 10.25%, 6/1/20 (144A)	$ 1,046,750
		Total Transportation	$ 4,909,553

		UTILITIES - 2.6%
		Electric Utilities - 0.8%
	375,000	ContourGlobal Power Holdings SA, 7.125%, 6/1/19 (144A)	$ 336,562
	460,000(b)	Enel S.p.A., 8.75%, 9/24/73 (144A)	506,000
	290,000	PPL Energy Supply LLC, 6.5%, 6/1/25	197,200
			$ 1,039,762
		Gas Utilities - 0.4%
	492,450	Transportadora de Gas del Sur SA, 9.625%, 5/14/20 (144A)	$ 498,606
		Independent Power Producers & Energy Traders - 1.4%
	560,000	NRG Energy, Inc., 6.25%, 5/1/24	$ 446,600
	1,065,000	Terraform Global Operating LLC, 9.75%, 8/15/22 (144A)	830,700
	200,000	TerraForm Power Operating LLC, 5.875%, 2/1/23 (144A)	159,500
	585,000	TerraForm Power Operating LLC, 6.125%, 6/15/25 (144A)	451,913
			$ 1,888,713
		Total Utilities	$ 3,427,081

		TOTAL CORPORATE BONDS & NOTES
		(Cost $138,224,569)	$ 122,195,244
		CONVERTIBLE BONDS & NOTES - 2.6% of Net Assets
		HEALTH CARE EQUIPMENT & SERVICES - 1.2%
		Health Care Equipment - 1.2%
	1,040,000(c)	Hologic, Inc., 2.0%, 12/15/37	$ 1,541,150
		Total Health Care Equipment & Services	$ 1,541,150

		MATERIALS - 1.3%
		Diversified Chemicals - 1.2%
	1,900,000(i)	Hercules, Inc., 6.5%, 6/30/29	$ 1,610,250
		Diversified Metals & Mining - 0.1%
	100,000	Vedanta Resources Jersey, Ltd., 5.5%, 7/13/16	$ 94,000
		Total Materials	$ 1,704,250

	Principal Amount USD ($)		Value
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.1%
Biotechnology - 0.1%
	250,000	Corsicanto, Ltd., 3.5%, 1/15/32	$ 193,125
		Total Pharmaceuticals, Biotechnology & Life Sciences	$ 193,125

TOTAL CONVERTIBLE BONDS & NOTES
		(Cost $2,501,364)	$ 3,438,525
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 4.1% of Net Assets
	2,575,000(a)	U.S. Treasury Notes, 0.358%, 10/31/16	$ 2,574,882
	2,850,000(a)	U.S. Treasury Notes, 0.374%, 4/30/16	2,850,202
$ 5,425,084
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
		(Cost $5,424,547)	$ 5,425,084
SOVEREIGN DEBT OBLIGATIONS - 1.5% of Net Assets
Argentina - 0.4%
	294,160	Province of Salta Argentina, 9.5%, 3/16/22 (144A)	$ 295,631
	230,000	Provincia de Buenos Aires, 9.95%, 6/9/21 (144A)	236,325
$ 531,956
Ireland - 0.4%
	450,000	Vnesheconombank Via VEB Finance Plc, 6.902%, 7/9/20 (144A)	$ 448,515
Kenya - 0.1%
	200,000	Kenya Government International Bond, 6.875%, 6/24/24 (144A)	$ 178,008
Mexico - 0.4%
MXN	8,870,000	Mexican Bonos, 7.75%, 11/13/42	$ 538,717
MXN	324,579	Mexican Udibonos, 3.5%, 12/14/17	18,505
$ 557,222
Zambia - 0.2%
	300,000	Zambia Government International Bond, 5.375%, 9/20/22 (144A)	$ 199,317
TOTAL SOVEREIGN DEBT OBLIGATIONS
		(Cost $2,132,660)	$ 1,915,018
Shares

COMMON STOCKS - 0.3% of Net Assets
CAPITAL GOODS - 0.0%†
Industrial Machinery - 0.0%†
	10,289(g)(j)	Liberty Tire Recycling LLC	$ 103
		Total Capital Goods	$ 103

INSURANCE - 0.0%†
Insurance Brokers - 0.0%†
GBP	10,233(g)(j)	TopCo., Ltd.	$ 2,332
GBP	475(g)(j)	Towergate Finance Plc	108
$ 2,440
		Total Insurance	$ 2,440

TRANSPORTATION - 0.3%
Air Freight & Logistics - 0.3%
	943(j)	CEVA Holdings LLC	$ 424,489
		Total Transportation	$ 424,489

TOTAL COMMON STOCKS
		(Cost $916,150)	$ 427,032

CONVERTIBLE PREFERRED STOCKS - 0.4% of Net Assets
DIVERSIFIED FINANCIALS - 0.4%
Other Diversified Financial Services - 0.4%
	470	Bank of America Corp., 7.25%	$ 515,628
		Total Diversified Financials	$ 515,628

ENERGY - 0.0%†
Oil & Gas Exploration & Production - 0.0%†
	200	Halcon Resources Corp., 5.75%	$ 3,500
		Total Energy	$ 3,500

TOTAL CONVERTIBLE PREFERRED STOCKS
		(Cost $524,899)	$ 519,128

PREFERRED STOCKS - 1.7% of Net Assets
BANKS - 0.4%
Diversified Banks - 0.4%
	500(b)	AgStar Financial Services ACA, 6.75% (144A)	$ 545,750
		Total Banks	$ 545,750

	Shares		Value
DIVERSIFIED FINANCIALS - 0.8%
Other Diversified Financial Services - 0.8%
	40,675(b)	GMAC Capital Trust I, 8.125%	$ 1,035,179
		Total Diversified Financials	$ 1,035,179

INSURANCE - 0.5%
Insurance Brokers - 0.5%
GBP	452,745(g)(j)	Towergate Finance Plc, Class B	$ 631,903
Reinsurance - 0.0%†
	15,000(h)(j)	Lorenz Re, Ltd. (Aon Benefield Securities, Inc.), Variable Rates Notes	$ 37,500
		Total Insurance	$ 669,403

TOTAL PREFERRED STOCKS
		(Cost $2,106,323)	$ 2,250,332

TOTAL INVESTMENTS IN SECURITIES - 141.3%
		(Cost - $203,874,757) (k)(l)	$ 185,381,195
		OTHER ASSETS AND LIABILITIES - (41.3)%	$ (54,216,348)
		NET ASSETS APPLICABLE TO COMMON SHAREOWNERS -100.0%	$ 131,164,847

REIT	Real Estate Investment Trust.

(144A)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At January 31, 2016, the value of these securities amounted to $81,795,872, or 62.4% of total net assets applicable to common shareowners.

(Cat Bond)	Catastrophe or Event-linked bond. At January 31, 2016, the value of these securities amounted to $21,596,945, or 16.5% of total net assets applicable to common shareowners.

†	Amount rounds to less than 0.1%.

*
Senior secured floating rate loan interests in which the Trust invests generally pay interest at rates that are periodically redetermined by reference to a base lending plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as LIBOR (London InterBank Offered Rate), (ii) the prime rate offered by one or more major United States banks, (iii) the rate of a certificate of deposit or (iv) other base lending rates used by commercial lenders. The interest rate shown is the rate accruing at January 31, 2016.

(a)	Floating rate note. The rate shown is the coupon rate at January 31, 2016.

(b)	The interest rate is subject to change periodically. The interest rate shown is the rate at January 31, 2016.

(c)	Debt obligation initially issued at one coupon which converts to a higher coupon at a specific date. The rate shown is the rate at January 31, 2016.

(d)	Security is in default.

(e)	Security is perpetual in nature and has no stated maturity date.

(f)	Payment in Kind (PIK) security which may pay interest in the form of additional principal amount.

(g)	Security is valued using fair value methods (other than prices supplied by independent pricing services).

(h)	Structured reinsurance investment. At January 31, 2016, the value of these securities amounted to $18,397,242, or 14.0% of total net assets applicable to common shareowners.

(i)	Security is priced as a unit.

(j)	Non-income producing.

(k)	At January 31, 2016, the net unrealized depreciation on investments based on cost for federal tax purposes of $205,952,849 was as follows:

Aggregate gross unrealized appreciation for all investments in which there
	is an excess of value over tax cost	$ 4,324,396
Aggregate gross unrealized depreciation for all investments in which there
	is an excess of tax cost over value	(24,896,050)

	Net unrealized depreciation	$ (20,571,654)

For financial reporting purposes net unrealized depreciation on investments was $18,493,562 and cost of investments aggregated $203,874,757.

(l)	Distributions of Investments by country of issue, as a percentage of total investments in securities, is as follows:

	United States	65.7%
	Bermuda	9.0
	Cayman Islands	6.3
	Luxembourg	4.5
	Ireland	2.4
	Netherlands	1.9
	Argentina	1.8
	Canada	1.3
	United Kingdom	1.1
	Other (individually less than 1%)	6.0
		100.0%

Principal amounts are denominated in U.S. dollars unless otherwise noted.

EUR	-	Euro
GBP	-	Great British Pound
JPY	-	Japanese Yen
MXN	-	Mexican Peso
RUB	-	Russian Ruble

Various inputs are used in determining the value of the Trust's investments. These inputs are summarized in the three broad levels below.

Level 1 - quoted prices in active markets for identical securities.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 - significant unobservable inputs (including the Trust's own assumptions in determining fair value of investments).

The following is a summary of the inputs used as of January 31, 2016, in valuing the Trust's investments.

	Level 1	Level 2	Level 3	Total
Asset Backed Securities	$–	$1,998,440	$–	$1,998,440
Collateralized Mortgage Obligations	–	4,732,172	–	4,732,172
Senior Secured Floating Rate Loan Interests	–	42,480,220	–	42,480,220
Corporate Bonds & Notes
Capital Goods
Industrial Machinery	–	974,687	138,957	1,113,644
Insurance
Property & Casualty Insurance	–	80,112	4,438,670	4,518,782
Reinsurance	–	21,596,945	18,359,742	39,956,687
All Other Corporate Bonds & Notes	–	76,606,131	–	76,606,131
Convertible Bonds & Notes	–	3,438,525	–	3,438,525
U.S. Government and Agency Obligations	–	5,425,084	–	5,425,084
Sovereign Debt Obligations	–	1,915,018	–	1,915,018
Common Stocks
Capital Goods
Industrial Machinery	–	–	103	103
Insurance
Insurance Brokers	–	–	2,440	2,440
Transportation
Air Freight & Logistics	–	424,489	–	424,489
Convertible Preferred Stocks
Energy
Oil & Gas Exploration & Production	–	3,500	–	3,500
All Other Convertible Preferred Stocks	515,628	–	–	515,628
Preferred Stocks
Banks
Diversified Banks	–	545,750	–	545,750
Insurance
Insurance Brokers	–	–	631,903	631,903
Reinsurance	–	–	37,500	37,500
All Other Preferred Stocks	1,035,179	–	–	1,035,179
Total Investments in Securities	$1,550,807	$160,221,073	$23,609,315	$185,381,195

The following is a summary of the fair valuation of certain of the Trust's assets and liabilities as of January 31, 2016:

	Level 1	Level 2	Level 3	Total
Liabilities:
Overdraft due to custodian	$–	$(72,949)	$–	$(72,949)
Outstanding borrowings	–	(58,000,000)	–	(58,000,000)
Total	$–	$(58,072,949)	$–	$(58,072,949)

			Change in
	Balance	Realized	unrealized			Accrued	Transfers	Transfers	Balance
	as of	gain	appreciation			discounts/	in to	out of	as of
	4/30/15	(loss)	(depreciation)	Purchases	Sales	premiums	Level 3*	Level 3*	1/31/16
Collateralized Mortgage Obligations	$165,062	$(35,528)	$457	$–	$–	$39	$–	$(130,030)	$–
Corporate Bonds & Notes
Capital Goods
Industrial Machinery	239,330	4,677	(61,474)	10,120	(56,000)	2,304	–	–	138,957
Insurance
Insurance Brokers	16,096	–	(859)	–	–	–	–	(15,237)	–
Life & Health Insurance	500,600	–	(5,300)	–	–	–	–	(495,300)	–
Property & Casualty Insurance	4,354,042	–	84,628	–	–	–	–	–	4,438,670
Reinsurance	22,537,165	(246,576)	(2,975,010)	14,004,959	(15,121,491)	160,695	–	–	18,359,742
Common Stocks
Capital Goods
Industrial Machinery	103	–	–	–	–	–	–	–	103
Insurance
Insurance Brokers	2,540	–	(100)	–	–	–	–	–	2,440
Reinsurance	1,019,800	–	–	–	(1,019,800)	–	–	–	–
Preferred Stocks
Insurance
Insurance Brokers	671,036	–	(39,133)	–	–	–	–	–	631,903
Reinsurance	941,821	–	–	–	(904,321)	–	–	–	37,500
Total	$30,447,595	$(277,427)	$(2,996,791)	$14,015,079	$(17,101,612)	$163,038	$–	$(640,567)	$23,609,315

*Transfers are calculated on the beginning of period value. For nine months ended January 31, 2016 there were no transfers between Levels 1 and 2. For the nine months ended January 31, 2016, securities with aggregate market value of $640,567 transferred from Level 3 to Level 2 as there were observable inputs available to determine their value.

Net change in unrealized depreciation of Level 3 investments still held and considered Level 3 at January 31, 2016: $(169,270).

The following table presents additional information about valuation techniques and inputs used for investments categorized as Level 3 at January 31, 2016. These amounts exclude valuations provided by a broker.

	Fair Value	Valuation	Unobservable	Value/
Asset Type	1/31/16	Technique (s)	Input	Range
Corporate Bonds	$4,577,627	Market Comparables	EBITDA Multiples(1) Yield Premium(2)	5.0x to 6.5x 1.05%
Common Stocks	$2,543	Market Comparables	EBITDA Multiples(1)	5.0x to 6.5x
Preferred Stocks	$631,903	Market Comparables	EBITDA Multiples(1)	5.0x to 5.5x

(1)	An increase in this unobservable input would result in a higher fair value measurement, while a decrease would result in a lower fair value measurement.
(2)           An increase in this unobservable input would result in a lower fair value measurement, while a decrease would result in a higher fair value measurement.

 ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure
controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR
270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b)
under the Act (17 CFR 270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b)
under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))
that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below:

                             CERTIFICATIONS

I, [identify the certifying individual], certify that:

1.  I have reviewed this report on Form N-Q of [identify registrant];

2.  Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.  Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.  The registrants other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in
Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

  (a)  Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

  (b)  Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

  (c)  Evaluated the effectiveness of the registrants disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

  (d)  Disclosed in this report any change in the registrants internal control over financial reporting that occurred during the registrants most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting;
  and

5.  The registrants other certifying officer(s) and I have disclosed to the registrants auditors and the audit committee of the registrants board of directors (or persons performing the equivalent functions):

  (a)  All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrants ability to record, process, summarize, and report financial information; and

  (b)  Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrants internal control over financial reporting.

Date:                                                  [Signature] [Title]

Filed herewith.


                                   SIGNATURES

                          [See General Instruction F]

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Pioneer Diversified High Income Trust

By (Signature and Title)* /s/ Lisa M.Jones
                          -----------------------
                          Lisa M.Jones, President and Chief Executive Officer

Date March 30, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Lisa M.Jones
                          -----------------------
                          Lisa M.Jones, President and Chief Executive Officer

Date March 30, 2016

By (Signature and Title)* /s/ Mark E. Bradley
                          -----------------
                          Mark E. Bradley, Treasurer and Chief Accounting
                                        and Financial Officer

Date March 30, 2016

* Print the name and title of each signing officer under his or her signature.